Income Taxes - Schedule of Difference Between Income Taxes and Provision For Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Taxes - Schedule Of Difference Between Income Taxes And Provision For Income Taxes
Income Tax Expense (Benefit) at Australia Statutory Rate	$ (2,325,482)	$ (1,830,192)
Expenses Paid by Parent on Behalf of Foreign Subsidiary	159,944	922,125
R&D Refundable Tax Credit	(179,307)	(305,673)
Reduction of NOL Carryforward Due to R&D Tax Credit	179,307	305,673
Change in Federal Tax Rates	(99,013)
Change in Deferred Tax Valuation Allowance	1,005,570	881,596
Foreign Exchange Rate Changes	980,661	(279,202)
Total Income Tax Expense (Benefit)	$ (179,306)	$ (305,673)
Income Tax Expense (Benefit) at Australia Statutory Rate, Impact on Rate	(32.22%)	(22.39%)
Expenses Paid by Parent on Behalf of Foreign Subsidiary, Impact on Rate	2.22%	11.28%
R&D Refundable Tax Credit, Impact on Rate	(2.48%)	(3.74%)
Reduction of NOL Carryforward Due to R&D Tax Credit, Impact on Rate	2.48%	3.74%
Change in Federal Tax Rates, Impact on Rate	(1.37%)	0.00%
Change in Deferred Tax Valuation Allowance, Impact on Rate	13.93%	10.79%
Foreign Exchange Rate Changes, Impact on Rate	13.59%	(3.42%)
Total Income Tax Expense (Benefit), Impact on Rate	(3.86%)	(3.74%)